FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Transfers (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Fair Value Measurements
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	$ 0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0
Fair Value, Liabilities, Level 1 to Level 2 Transfers, Amount	0
Fair Value, Liabilities, Level 2 to Level 1 Transfers, Amount	$ 0